FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Capped Call Options [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	107,223,601	16,131,208
Foreign exchange gain/(loss)	563,725	(1,203,512)
Change in fair value of capped call options	(86,689,063)	92,295,905
Balance	21,098,263	107,223,601
Convertible Senior Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	770,485,897	483,581,668
Issuance of convertible senior notes	914,850,000
Foreign exchange (gain)/loss	5,853,455	(18,298,249)
Change in fair value of convertible senior notes	(150,790,707)	305,202,478
Balance	1,540,398,645	770,485,897